Lease Intangibles	12 Months Ended
Dec. 31, 2011
Lease Intangibles
6.	Lease Intangibles

The following summarizes the Company’s lease intangibles classified as part of other assets or other liabilities at December 31, 2011 and 2010, respectively:

	Assets
	2011			2010
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$7,501,851	$(3,339,335)	$4,162,516	$8,393,488	$(3,049,093)	$5,344,395
In-place lease assets	651,730	—	651,730	—	—	—
Operator relationship	212,416	—	212,416	—	—	—

	$8,365,997	$(3,339,335)	$5,026,662	$8,393,488	$(3,049,093)	$5,344,395

	Liabilities
	2011			2010
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$26,525,395	$(14,929,137)	$11,596,258	$25,798,147	$(14,049,691)	$11,748,456

Amortization expense for in-place lease assets and operator relationship was $0 for the years ended December 31, 2011, 2010, and 2009 as these assets were acquired on the last day of 2011. Amortization expense for the above market leases intangible asset for the years ended December 31, 2011, 2010, and 2009 was approximately $0.6 million, $0.7 million, and $1.0 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income. Accretion for the below market leases intangible liability for the years ended December 31, 2011, 2010, and 2009 was approximately $2.0 million, $2.5 million, and $3.1 million respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income.

During 2011, the Company wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.3 million, and below market leases intangible liability of approximately $1.7 million with accumulated accretion of approximately $1.2 million, for a net recognition of approximately $35,000 loss in rental income from intangible amortization, respectively.

During 2010, the Company wrote-off in-place lease intangible assets of approximately $2.9 million with accumulated amortization of approximately $1.5 million, and in-place lease intangible liabilities of approximately $8.5 million with accumulated accretion of approximately $5.1 million, for a net recognition of approximately $2.0 million in rental income from intangible amortization, respectively.

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years is as follows:

Year ending December 31,	Assets	Liabilities
2011	$667,947	$2,056,629
2012	660,225	1,942,010
2013	485,338	1,099,738
2014	425,524	891,331
2015	390,943	868,301
Thereafter	2,396,685	4,738,249

	$5,026,662	$11,596,258

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Lease Intangibles

6. Lease Intangibles

The following summarizes the Partnership’s lease intangibles classified as part of other assets or other liabilities at December 31, 2011 and 2010, respectively:

	Assets
	2011			2010
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$7,501,851	$(3,339,335)	$4,162,516	$8,393,488	$(3,049,093)	$5,344,395

In-place lease assets	651,730	—	651,730	—	—	—

Operator relationship	212,416	—	212,416	—	—	—

	$8,365,997	$(3,339,335)	$5,026,662	$8,393,488	$(3,049,093)	$5,344,395

	Liabilities
	2011			2010
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$26,525,395	$(14,929,137)	$11,596,258	$25,798,147	$(14,049,691)	$11,748,456

Amortization expense for in-place lease assets and operator relationship was $0 for the years ended December 31, 2011, 2010, and 2009 as these assets were acquired on the last day of 2011. Amortization expense for the above market leases intangible asset for the years ended December 31, 2011, 2010, and 2009 was approximately $0.6 million, $0.7 million, and $1.0 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income. Accretion for the below market leases intangible liability for the years ended December 31, 2011, 2010, and 2009 was approximately $2.0 million, $2.5 million, and $3.1 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income.

For the year ended December 31, 2011, the Partnership wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.3 million, and below market leases intangible liability of approximately $1.7 million with accumulated accretion of approximately $1.2 million, for a net recognition of approximately $35,000 loss in rental income from intangible amortization, respectively.

For the year ended December 31, 2010, the Partnership wrote-off in-place lease intangible assets of approximately $2.9 million with accumulated amortization of approximately $1.5 million, and in-place lease intangible liabilities of approximately $8.5 million with accumulated accretion of approximately $5.1 million, for a net recognition of approximately $1.9 million in rental income from intangible amortization, respectively.

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years is as follows:

Year ending December 31,	Assets	Liabilities
2011	$667,947	$2,056,629
2012	660,225	1,942,010
2013	485,338	1,099,738
2014	425,524	891,331
2015	390,943	868,301
Thereafter	2,396,685	4,738,249

	$5,026,662	$11,596,258